31. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 31. SUBSEQUENT EVENTS

Private Sales of Shares of Common Stock and Common Stock Warrants

 In February 2013, the Company issued 999,999 unregistered, restricted shares of common stock and 2,000,001 common stock warrants to purchase one share of restricted common stock at a price per share of $0.035 to the son of a director in consideration for $35,000. This transaction was a private sale of unregistered, restricted securities.

Issuance of Convertible Note

 Subsequent to year-end, the Company entered into an agreement whereby it is permitted to issue in a series of tranches up to $335,000 of convertible promissory notes which bear interest at 12% per annum and mature on the one year anniversary of the notes. In March 2013, the Company issued a $67,000 principle amount convertible promissory note under this arrangement and received cash proceeds of $60,000. The arrangement provides for an approximately 10.5% original discount on the principal amount of each tranche, which is netted against the amount funded to the Company. The promissory note may be prepaid at any time within the first 90 days, upon which the interest for the outstanding period will be forgiven. The lender may convert the promissory notes into shares of the Company’s common stock at any time beginning 180 days after the date of funding. The conversion rate shall be equal to the lesser of $0.035 per share or 60% of the lowest trade price of the common stock in the 25 days prior to the date of conversion. The Company has reserved 35 million shares of its unissued common stock for potential conversion of the first tranche of $67,000.

Conversion of Convertible Promissory Notes

 Subsequent to year-end, an aggregate of $92,000 principal amount of the convertible promissory notes, including interest thereon amounting $5,000, was converted by the holder into 5,705,447,unregistered shares of the Company’s common stock.

Shares of Common Stock Sold to Dutchess Opportunity Fund II, LP

 Subsequent to year-end, the Company sold 86,128 registered shares of its common stock to Dutchess under an equity line of credit and received cash of $3,000 which was used for working capital purposes.

Issuance of Anti-dilution shares to George J. Coates

Subsequent to year-end, the Company issued 20,275,045 restricted shares of common stock to George J. Coates pursuant an anti-dilution arrangement with an estimated fair value of $1,674,000. The shares were originally awarded in 2012.

Subsequent to year-end, the Company awarded and issued 6,705,446 restricted shares of common stock to George J. Coates pursuant an anti-dilution arrangement with an estimated fair value of $238,000.

Issuance of stock award to George J. Coates

 Subsequent to year-end, the Company issued 620,000 restricted shares of common stock to George J. Coates representing compensatory shares of common stock originally awarded in 2011.The estimated fair value of the shares of $87,000, plus estimated additional personal income taxes of Mr. Coates for which the Company was obligated, was included in deferred compensation payable in the accompanying balance sheet at December 31, 2012 and 2011.

Promissory Notes Issued to Related Parties

Subsequent to year-end, in a series of transactions the Company issued promissory notes payable on demand to George J. Coates and received cash proceeds of $87,000. The Company also repaid $17,000 of such promissory notes bringing the total principal amount of outstanding promissory notes due to George J. Coates to $511,000. These notes bear interest at 17% per annum, compounded monthly.

Subsequent to year-end, in a series of transactions the Company issued promissory notes payable on demand to Bernadette Coates and received cash proceeds of $48,000. The Company also repaid $6,500 of such promissory notes bringing the total principal amount of outstanding promissory notes due to Bernadette Coates to $107,000. These notes bear interest at 17% per annum, compounded monthly.

Deferral of Compensation

In order to preserve our working capital, George J. Coates, Barry C. Kaye and Bernadette Coates have voluntarily agreed to defer payment of their compensation for certain periods in 2013 and 2012, which as of March 25, 2013, amounted to approximately $38,000, $71,000 and $5,000, respectively. This deferred compensation is intended to be paid when raises sufficient new working capital.